Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities

9. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2022	2021
Accrued loan interest and loan fees	$8,139	$3,355
Accrued operating expenses	4,746	4,076
Accrued capitalized expenses	1,246	371
Accrued voyage expenses and commissions	2,003	2,472
Accrued general and administrative expenses	1,342	1,121
Total	$17,476	$11,395